LOANS TO RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Schedule of Loans to Related Parties [Table Text Block]
Activity of loans to directors, executive officers, principal holders of First Financial’s common stock, and certain related persons was as follows:

(Dollars in thousands)	2011	2010	2009
Beginning balance	$10,375	$16,047	$9,491
Additions	1,297	1,533	7,042
Deductions	(1,073)	(7,205)	(486)
Ending balance	$10,599	$10,375	$16,047
Loans 90 days past due	$0	$0	$0